Components of Accumulated Other Comprehensive Income (loss), Net of Tax (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income [Line Items]
Beginning Balance	$ (417)	$ 387	$ 35
Derivative financial instruments:
Reclassification of gains into earnings	141	(503)	68
Change in fair value of derivatives	(51)	163	168
Change in fair value of other financial instruments	11		21
Employee benefit plans:
Reclassification of unrecognized net actuarial gains into earnings	17	(24)	(12)
Current year actuarial gains	(747)	(440)	107
Ending Balance	(1,046)	(417)	387
United Airlines, Inc.
Accumulated Other Comprehensive Income [Line Items]
Beginning Balance	(425)	381	35
Derivative financial instruments:
Reclassification of gains into earnings	141	(503)	68
Change in fair value of derivatives	(51)	163	168
Change in fair value of other financial instruments	12	(2)	21
Employee benefit plans:
Reclassification of unrecognized net actuarial gains into earnings	17	(24)	(12)
Current year actuarial gains	(747)	(440)	107
Income tax expense on other comprehensive income			(6)
Ending Balance	(1,053)	(425)	381
Accumulated Defined Benefit Plans Adjustment
Accumulated Other Comprehensive Income [Line Items]
Beginning Balance	(312)	152	57
Employee benefit plans:
Reclassification of unrecognized net actuarial gains into earnings	17	(24)	(12)
Current year actuarial gains	(747)	(440)	107
Ending Balance	(1,042)	(312)	152
Accumulated Defined Benefit Plans Adjustment | United Airlines, Inc.
Accumulated Other Comprehensive Income [Line Items]
Beginning Balance	(312)	152	57
Employee benefit plans:
Reclassification of unrecognized net actuarial gains into earnings	17	(24)	(12)
Current year actuarial gains	(747)	(440)	107
Ending Balance	(1,042)	(312)	152
Accumulated Net Unrealized Investment Gain (Loss)
Accumulated Other Comprehensive Income [Line Items]
Beginning Balance	(105)	235	(22)
Derivative financial instruments:
Reclassification of gains into earnings	141	(503)	68
Change in fair value of derivatives	(51)	163	168
Change in fair value of other financial instruments	11		21
Employee benefit plans:
Ending Balance	(4)	(105)	235
Accumulated Net Unrealized Investment Gain (Loss) | United Airlines, Inc.
Accumulated Other Comprehensive Income [Line Items]
Beginning Balance	(107)	235	(22)
Derivative financial instruments:
Reclassification of gains into earnings	141	(503)	68
Change in fair value of derivatives	(51)	163	168
Change in fair value of other financial instruments	12	(2)	21
Employee benefit plans:
Ending Balance	(5)	(107)	235
Income Tax Expense Benefit | United Airlines, Inc.
Employee benefit plans:
Income tax expense on other comprehensive income			(6)
Ending Balance	$ (6)	$ (6)	$ (6)